Prepaid Expenses	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Prepaid Expenses

7.	Prepaid Expenses

Prepaid expenses are comprised of the following:

	August 31, 2026 $	February 28, 2026 $
Expenses paid in advance:
Business development	863,632	727,886
Mining exploration and metallurgy	381,351	64,825
General administrative expenses	267,526	82,035
Regulatory and compliance expenses	49,554	71,389
Research and development	12,842	—
Professional fees	139,725	147,458
Total	1,714,630	1,093,593